Accumulated other comprehensive income - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	$ 10,872,000	$ 17,937,000
Income tax relating to cash flow hedges included in other comprehensive income	3,814,000	6,278,000
Deferred costs of hedging on cross-currency swaps	12,562,000	18,540,000
Reclassification adjustments on other comprehensive income (loss), deferred gains (cost) of hedging, tax	$ 1,919,000	$ 2,832,000